Stockholders' Equity - Common Stock Shares (Details)			2 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 25, 2021 shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares
Class of Stock [Line Items]
Share dividend		718,750
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share	1		1	1
Common shares, shares issued (in shares)	0		0	0
Common shares, shares outstanding (in shares)	0		0	0
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	31,625,000		0	31,625,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share	1		1	1
Share dividend	0.1	0.1
Common shares, shares issued (in shares)	7,906,250	7,906,250	7,906,250	7,906,250
Common shares, shares outstanding (in shares)	7,906,250	7,906,250	7,906,250	7,906,250
Ratio to be applied to the stock in the conversion	20		20	20